UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end: November 30

Date of reporting period: July 1, 2013 - June 30, 2014

Item 1. Proxy Voting Record.

The PIA BBB Bond Fund, PIA High Yield Fund, PIA High Yield (MACS) Fund, PIA MBS Bond Fund, PIA Short-Term Securities Fund and PIA Short Duration Bond Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period of July 1, 2013 through June 30, 2014.  The PIA Moderate Duration Bond Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period of July 1, 2013 through October 31, 2013.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
Douglas G. Hess, President
(Principal Executive Officer)

Date  08/20/2014